Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 14 – BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a)	Related parties’ balances:

	December 31,
(in thousands)	2020	2019
Key management personnel - reported in the accompanying consolidated balance sheets in Current Liabilities - Accounts payable trade	$175	$79

b)	Related parties’ transactions

On May 12, 2019, the Company entered into a research agreement with its Chief Scientific & Medical Officer under which the executive officer undertook to perform a patients’ study according to the terms defined in the agreement. The agreement will terminate upon the completion of the study according to the study protocol and the submission of all reports and other documentation, or if earlier, upon termination by any of the parties pursuant to the terms of the agreement. In the event of early termination for any reason, the Company shall pay the executive officer the following payments: (i) the agreed remuneration for work performed in accordance with the agreement until the date of termination; and (ii) in the event that the termination is not due to a breach of the agreement by the executive officer, the Company shall reimburse the executive officer for all documented expenses arising from non-cancellable commitments incurred prior to such termination, and (iii), the balance between the aggregate amount of the remuneration and the advance (as defined below) actually paid to the executive officer, and the amount of $816 thousand, in consideration for any expenses incurred by executive officer in preparation for the study. In consideration for the executive officer’s fulfilment of his obligations, the Company has agreed to pay a fixed price for each of the activities performed as defined in the agreement. Upon entering the agreement, the Company paid the executive officer a non-refundable advance in the amount of $125 thousand. Total Research and development expenses related to this agreement and included in the Company’s consolidated statement of operations for the years ended December 31, 2020, 2019 and 2018 were $822 and $251 and $0 thousand.